Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities
Variable Interest Entities

I. Variable Interest Entities

In 2012, Tango Rock, S.A. (“Tango”) was formed for the purpose of conducting business activities for the Company in Argentina. The Company does not own an interest in Tango. Due to the Company’s ability to direct the activities of Tango that most significantly impact economic performance and (i) the obligation to absorb losses of an entity or (ii) the right to receive benefits from the entity, we have determined it to be a variable interest entity of which we are the primary beneficiary. Furthermore, the Company has an agreement with the shareholders of Tango to purchase the entity for a nominal amount. As a result, we have consolidated Tango in our financial statements.

In the fourth quarter of 2013, Tango entered into a capital lease for equipment in which the Company is a primary beneficiary. See “Financial Statements and Supplementary Data – Eco-Stim Energy Solutions, Inc. and Subsidiaries Consolidated Financial Statements for December 31, 2013 and 2012 – Note J. Related Party Transaction” for additional information.